Deferred Tax Assets and Deferred Tax Liabilities	12 Months Ended
Dec. 31, 2017
Deferred Tax Assets and Deferred Tax Liabilities/Income Taxes [Abstract]
DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES

Note 10 – DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES

The components of the deferred tax assets and liabilities are as follows:

	December 31,
	2017	2016
Deferred tax assets
Revenue and expense cutoff	$78,456	$62,789
Allowance for doubtful accounts	235,007	153,957
Loss carryforward	1,709,433	-
	2,022,896	216,746
Less: valuation allowance	(1,709,433)	-
	$313,463	$216,746
Deferred tax liability
Accrued revenue (net of cost)	$-	$(60,476)
Revenue and expense cutoff	-	(86,406)
	$-	$(146,882)

For the purpose of presentation in the consolidated balance sheets, certain deferred income tax assets and liabilities have been offset. The following is the analysis of the deferred income tax balances for financial reporting purpose:

	December 31,
	2017	2016
Deferred tax assets	$313,463	$69,864
Deferred tax liabilities	$-	$-